SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives not designated as hedging:
Total derivatives	$ 245	$ 122	$ (51)
Operating Expenses [Member]
Cash flow hedging:
Foreign exchange forward and option contracts	0	63	(55)
Financial Expenses [Member]
Derivatives not designated as hedging:
Foreign exchange forward contracts	$ 245	$ 59	$ 4